Accounts receivable, net	6 Months Ended
Mar. 31, 2023
Accounts receivable, net
Accounts receivable, net

Note 3 – Accounts receivable, net

Accounts receivable consisted of the following:

	March 31,	September 30,
	2023	2022
	(unaudited)
Trade accounts receivable	$23,294,697	$19,095,539
Less: allowance for doubtful accounts	(2,262,274)	(330,990)
Accounts receivable, net	$21,032,423	$18,764,549

The Company’s accounts receivable primarily include balances due from customers when the Company’s activated carbon products and biomass electricity are sold and delivered to customers.

The movement of allowance for doubtful accounts was as follows:

	March 31,	September 30,
	2023	2022
	(unaudited)
Balance at beginning of period	$330,990	-
Addition to allowance for doubtful accounts	2,228,462	358,218
Translation adjustments	(297,178)	(27,228)
Balance at end of period	$2,262,274	$330,990